Vessel revenue - Lease and non-lease components (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Lease component of revenue from time and bareboat charter-out and pool revenue	$ 603,170	$ 907,497	$ 999,273
Non-lease component of revenue from time and bareboat charter-out and pool revenue	323,082	314,811	309,231
Total lease and non-lease components of revenue	$ 926,252	$ 1,222,308	$ 1,308,504